UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21227
Investment Company Act File Number
Eaton Vance Pennsylvania Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Pennsylvania Municipal Bond Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 23.3%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,139,197
General Authority of South Central Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,625,715
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	454,731
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	979,279
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	2,979,315
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	821,430
University of Pittsburgh, 5.25%, 9/15/29	500	570,420
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	621,472

		$9,191,559

General Obligations — 3.7%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,101,630
Montgomery County, 5.00%, 3/15/20(1)	300	379,215

		$1,480,845

Hospital — 16.5%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$774,570
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,019,820
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,455	1,485,031
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,251,637
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	255,055
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	703,802
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	750	793,298
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	255,878

		$6,539,091

Insured-Education — 21.8%
Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,000	$1,000,710
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	500	527,645
Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,200	1,200,996
Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	475	424,355
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,675	1,745,836
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,305	1,314,709
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	500	522,770
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	541,620
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	401,213
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	920,211

		$8,600,065

Insured-Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$750	$780,518

		$780,518

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-General Obligations — 28.0%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,397,050
Centennial School District, (AGM), 5.25%, 12/15/37	660	721,182
Central Greene School District, (AGM), 5.00%, 2/15/35	1,350	1,411,817
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	369,470
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	523,665
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	1,697,797
Norwin School District, (AGM), 3.25%, 4/1/27	1,500	1,444,725
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,573,980
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,043,640
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	887,400

		$11,070,726

Insured-Hospital — 8.5%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$315,025
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	500	519,425
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,670,577
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	865	864,991

		$3,370,018

Insured-Industrial Development Revenue — 2.7%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(2)	$1,000	$1,073,270

		$1,073,270

Insured-Lease Revenue/Certificates of Participation — 4.6%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$536,620
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,293,550

		$1,830,170

Insured-Special Tax Revenue — 4.7%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$21,825	$1,531,460
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,450	316,712

		$1,848,172

Insured-Transportation — 9.1%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$318,986
Pittsburgh and Allegheny County Sports and Exhibition Authority, (AGM), 5.00%, 2/1/31	1,000	1,070,910
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	2,100	2,215,731

		$3,605,627

Insured-Utilities — 2.2%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$888,015

		$888,015

Insured-Water and Sewer — 13.0%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$315,150
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,634,175
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	533,510
Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	1,920	824,717
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	661,761
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	997,269
Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	150	154,856

		$5,121,438

Senior Living/Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$203,800

		$203,800

	Principal
	Amount
Security	(000’s omitted)	Value
Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$120,079

		$120,079

Transportation — 12.7%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,705,305
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	465	491,193
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	766,055
Pennsylvania Turnpike Commission, 1.00%, 12/1/30	500	424,330
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,078,120
Philadelphia Airport, 5.25%, 6/15/27	500	554,115

		$5,019,118

Water and Sewer — 3.4%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$526,090
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	815,926

		$1,342,016

Total Tax-Exempt Investments — 157.0% (identified cost $60,741,377)		$62,084,527

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.0)%		$(21,725,182)

Other Assets, Less Liabilities — (2.0)%		$(825,167)

Net Assets Applicable to Common Shares — 100.0%		$39,534,178

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 61.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 22.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	35 U.S. 30-Year Treasury Bond	Short	$(4,990,724)	$(5,068,438)	$(77,714)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $77,714.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,691,009

Gross unrealized appreciation	$3,136,235
Gross unrealized depreciation	(1,782,717)

Net unrealized appreciation	$1,353,518

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$62,084,527	$—	$62,084,527

Total Investments	$—	$62,084,527	$—	$62,084,527

Liability Description

Futures Contracts	$(77,714)	$—	$—	$(77,714)

Total	$(77,714)	$—	$—	$(77,714)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 23, 2012